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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Consumer Discretionary - 11.9%
Amazon.com, Inc. (a)	5,958	$6,967,702
CarMax, Inc. (a)	148,968	9,553,318
Liberty Broadband Corporation - Series C (a)	54,649	4,653,909
Liberty Media Corporation - Liberty SiriusXM - Series C (a)	141,684	5,619,188
NIKE, Inc. - Class B	115,837	7,245,604
Priceline Group, Inc. (The) (a)	4,726	8,212,559
Starbucks Corporation	119,377	6,855,821
Walt Disney Company (The)	55,331	5,948,636
		55,056,737
Consumer Staples - 6.1%
Anheuser-Busch InBev S.A./N.V. - ADR	42,895	4,785,366
Mondelēz International, Inc. - Class A	146,710	6,279,188
Nestlé S.A. - ADR	117,457	10,097,778
PepsiCo, Inc.	58,966	7,071,203
		28,233,535
Energy - 6.9%
Chevron Corporation	66,037	8,267,172
Exxon Mobil Corporation	75,578	6,321,344
Marathon Petroleum Corporation	139,408	9,198,140
Schlumberger Ltd.	123,015	8,289,981
		32,076,637
Financials - 19.8%
Berkshire Hathaway, Inc. - Class B (a)	65,366	12,956,848
Brookfield Asset Management, Inc. - Class A	354,654	15,441,635
Capital One Financial Corporation	164,589	16,389,773
Citigroup, Inc.	182,362	13,569,556
CME Group, Inc.	49,857	7,281,615
JPMorgan Chase & Company	88,652	9,480,445
Markel Corporation (a)	14,638	16,674,585
		91,794,457
Health Care - 11.7%
AmerisourceBergen Corporation	92,875	8,527,782
Amgen, Inc.	31,781	5,526,716
Celgene Corporation (a)	73,658	7,686,949
Danaher Corporation	128,757	11,951,225
Johnson & Johnson	94,987	13,271,584
Merck & Company, Inc.	123,720	6,961,724
		53,925,980

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 9.7%
FedEx Corporation	43,851	$10,942,578
General Dynamics Corporation	39,439	8,023,865
Johnson Controls International plc	137,394	5,236,085
Southwest Airlines Company	153,531	10,048,604
Union Pacific Corporation	79,079	10,604,494
		44,855,626
Information Technology - 19.0%
Accenture plc - Class A	88,461	13,542,495
Adobe Systems, Inc. (a)	74,614	13,075,357
Alphabet, Inc. - Class A (a)	7,625	8,032,175
Alphabet, Inc. - Class C (a)	6,677	6,986,813
Apple, Inc.	40,822	6,908,307
Facebook, Inc. - Class A (a)	49,977	8,818,942
MasterCard, Inc. - Class A	55,275	8,366,424
Oracle Corporation	136,280	6,443,318
Visa, Inc. - Class A	137,296	15,654,490
		87,828,321
Materials - 6.9%
Ecolab, Inc.	62,069	8,328,418
Martin Marietta Materials, Inc.	38,301	8,466,053
Sherwin-Williams Company (The)	18,912	7,754,677
Vulcan Materials Company	56,195	7,213,752
		31,762,900
Real Estate - 4.5%
American Tower Corporation	100,937	14,400,682
Weyerhaeuser Company	188,445	6,644,571
		21,045,253

Total Common Stocks (Cost $281,162,160)		$446,579,446

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
iShares U.S. Home Construction ETF (Cost $5,566,529)	195,909	$8,565,141

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.18% (b) (Cost $6,898,598)	6,898,598	$6,898,598

Total Investments at Value - 99.9% (Cost $293,627,287)		$462,043,185

Other Assets in Excess of Liabilities - 0.1%		548,805

Net Assets - 100.0%		$462,591,990

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 7.5%
Carnival Corporation	148,080	$9,828,070
Comcast Corporation - Class A	266,690	10,680,934
General Motors Company	228,245	9,355,762
McDonald's Corporation	41,297	7,108,040
VF Corporation	169,725	12,559,650
		49,532,456
Consumer Staples - 12.1%
Altria Group, Inc.	117,356	8,380,392
Anheuser-Busch InBev S.A./N.V. - ADR	69,160	7,715,490
Coca-Cola Company (The)	244,370	11,211,696
CVS Health Corporation	179,725	13,030,062
Diageo plc - ADR	113,550	16,581,706
PepsiCo, Inc.	94,130	11,288,070
Philip Morris International, Inc.	110,650	11,690,172
		79,897,588
Energy - 10.6%
Chevron Corporation	66,591	8,336,527
Enbridge, Inc.	298,737	11,683,604
Exxon Mobil Corporation	83,650	6,996,486
Marathon Petroleum Corporation	164,220	10,835,236
Occidental Petroleum Corporation	198,435	14,616,722
Royal Dutch Shell plc - Class B - ADR	257,370	17,575,797
		70,044,372
Financials - 20.7%
Brookfield Asset Management, Inc. - Class A	227,330	9,897,948
Capital One Financial Corporation	210,865	20,997,937
Citigroup, Inc.	245,705	18,282,909
Fairfax Financial Holdings Ltd.	17,428	9,242,766
FNF Group	423,995	16,637,564
JPMorgan Chase & Company	180,760	19,330,474
Markel Corporation (a)	16,460	18,750,080
Synchrony Financial	311,220	12,016,204
Wells Fargo & Company	194,575	11,804,865
		136,960,747
Health Care - 10.1%
AmerisourceBergen Corporation	117,625	10,800,328
Bristol-Myers Squibb Company	220,115	13,488,647
Johnson & Johnson	146,950	20,531,854
Medtronic plc	119,545	9,653,259

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Health Care - 10.1% (Continued)
Merck & Company, Inc.	221,450	$12,460,991
		66,935,079
Industrials - 11.2%
3M Company	42,570	10,019,701
Boeing Company (The)	35,745	10,541,558
Delta Air Lines, Inc.	166,395	9,318,120
Eaton Corporation plc	122,597	9,686,389
General Electric Company	419,370	7,318,007
Illinois Tool Works, Inc.	59,365	9,905,050
Watsco, Inc.	102,250	17,386,590
		74,175,415
Information Technology - 5.9%
Cisco Systems, Inc.	364,930	13,976,819
Microsoft Corporation	167,708	14,345,742
TE Connectivity Ltd.	110,945	10,544,213
		38,866,774
Materials - 5.4%
International Paper Company	193,705	11,223,268
Potash Corporation of Saskatchewan, Inc.	502,915	10,385,195
PPG Industries, Inc.	119,510	13,961,158
		35,569,621
Real Estate - 6.7%
Equity LifeStyle Properties, Inc.	98,445	8,763,574
Gaming and Leisure Properties, Inc.	260,109	9,624,033
Lamar Advertising Company - Class A	187,120	13,891,789
W.P. Carey, Inc.	176,649	12,171,116
		44,450,512
Telecommunication Services - 1.4%
Verizon Communications, Inc.	178,085	9,426,039

Utilities - 1.5%
Dominion Energy, Inc.	125,780	10,195,727

Total Common Stocks (Cost $465,826,575)		$616,054,330

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Value
iShares MSCI Europe Financials ETF	528,985	$12,330,641
Vanguard FTSE Emerging Markets ETF	281,530	12,925,042
Total Exchange-Traded Funds (Cost $23,604,912)		$25,255,683

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.18% (b) (Cost $19,476,546)	19,476,546	$19,476,546

Total Investments at Value - 99.9% (Cost $508,908,033)		$660,786,559

Other Assets in Excess of Liabilities - 0.1%		821,305

Net Assets - 100.0%		$661,607,864

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary - 30.6%
CarMax, Inc. (a)	310,535	$19,914,610
DISH Network Corporation - Class A (a)	349,230	16,675,733
Dollar Tree, Inc. (a)	195,271	20,954,531
Liberty Broadband Corporation - Series C (a)	120,340	10,248,154
Live Nation Entertainment, Inc. (a)	430,244	18,315,487
LKQ Corporation (a)	346,986	14,111,921
O'Reilly Automotive, Inc. (a)	48,406	11,643,579
TripAdvisor, Inc. (a)	365,425	12,592,545
		124,456,560
Consumer Staples - 1.9%
Church & Dwight Company, Inc.	152,715	7,661,711

Financials - 20.6%
Brookfield Asset Management, Inc. - Class A	516,652	22,495,028
Capital One Financial Corporation	232,174	23,119,887
Fairfax Financial Holdings Ltd.	15,805	8,382,023
FNF Group	283,975	11,143,179
Markel Corporation (a)	16,067	18,302,402
		83,442,519
Health Care - 3.4%
Zoetis, Inc.	192,150	13,842,486

Industrials - 18.6%
Colfax Corporation (a)	492,931	19,529,926
Genesee & Wyoming, Inc. - Class A (a)	200,395	15,777,098
WABCO Holdings, Inc. (a)	151,975	21,808,413
Watsco, Inc.	50,820	8,641,433
Xylem, Inc.	141,385	9,642,457
		75,399,327
Information Technology - 7.9%
Black Knight, Inc. (a)	180,500	7,969,075
Intuit, Inc.	114,694	18,096,419
MercadoLibre, Inc.	19,416	6,109,439
		32,174,933
Materials - 9.2%
Martin Marietta Materials, Inc.	84,677	18,717,004
Sherwin-Williams Company (The)	45,620	18,706,025
		37,423,029

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Real Estate - 5.8%
American Tower Corporation	164,410	$23,456,375

Total Common Stocks (Cost $305,354,816)		$397,856,940

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.18% (b) (Cost $7,761,523)	7,761,523	$7,761,523

Total Investments at Value - 99.9% (Cost $313,116,339)		$405,618,463

Other Assets in Excess of Liabilities - 0.1%		492,473

Net Assets - 100.0%		$406,110,936

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 22.5%
Cable One, Inc.	4,714	$3,315,592
Core-Mark Holding Company, Inc.	77,066	2,433,744
Dick's Sporting Goods, Inc.	50,000	1,437,000
Eldorado Resorts, Inc. (a)	26,454	876,950
Etsy, Inc. (a)	80,000	1,636,000
Liberty TripAdvisor Holdings, Inc. - Series A (a)	222,196	2,094,197
Live Nation Entertainment, Inc. (a)	62,321	2,653,005
Monarch Casino & Resort, Inc. (a)	81,373	3,647,138
Pool Corporation	15,900	2,061,435
Red Rock Resorts, Inc. - Class A	49,900	1,683,626
Williams-Sonoma, Inc.	30,000	1,551,000
		23,389,687
Consumer Staples - 4.4%
Boston Beer Company, Inc. (The) - Class A (a)	10,371	1,981,898
Seaboard Corporation	577	2,544,570
		4,526,468
Energy - 4.8%
Alliance Holdings GP, L.P.	72,974	1,954,973
CONSOL Coal Resources, L.P.	49,900	780,935
Dominion Energy Midstream Partners, L.P.	54,215	1,650,847
Navigator Holdings Ltd. (a)	59,000	581,150
		4,967,905
Financials - 10.2%
Cohen & Steers, Inc.	59,875	2,831,489
Diamond Hill Investment Group, Inc.	12,728	2,630,368
Kinsale Capital Group, Inc.	58,062	2,612,790
TowneBank	81,001	2,490,781
		10,565,428
Health Care - 6.1%
Aratana Therapeutics, Inc. (a)	324,560	1,707,186
Heska Corporation (a)	25,226	2,023,377
Trupanion, Inc. (a)	91,000	2,663,570
		6,394,133
Industrials - 25.6%
AMERCO	2,689	1,016,200
American Woodmark Corporation (a)	26,884	3,501,641
Builders FirstSource, Inc. (a)	126,118	2,748,111
Casella Waste Systems, Inc. - Class A (a)	60,000	1,381,200
Colfax Corporation (a)	60,468	2,395,742
Genesee & Wyoming, Inc. - Class A (a)	37,968	2,989,221

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 25.6% (Continued)
Knight-Swift Transportation Holdings, Inc.	71,008	$3,104,470
Marten Transport Ltd.	100,551	2,041,185
Mistras Group, Inc. (a)	84,196	1,976,080
NOW, Inc. (a)	125,000	1,378,750
WABCO Holdings, Inc. (a)	15,019	2,155,226
Watsco, Inc.	11,340	1,928,254
		26,616,080
Information Technology - 2.8%
Black Knight, Inc. (a)	66,652	2,942,686

Materials - 5.7%
MAG Silver Corporation (a)	157,005	1,940,582
NewMarket Corporation	4,037	1,604,263
Summit Materials, Inc. - Class A (a)	76,081	2,391,987
		5,936,832
Real Estate - 7.9%
Brookfield Property Partners, L.P.	80,000	1,772,800
FRP Holdings, Inc. (a)	58,012	2,567,031
Lamar Advertising Company - Class A	36,278	2,693,279
Outfront Media, Inc.	48,774	1,131,557
		8,164,667
Telecommunication Services - 1.5%
Shenandoah Telecommunications Company	45,760	1,546,688

Total Common Stocks (Cost $78,781,255)		$95,050,574

MONEY MARKET FUNDS - 8.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.18% (b) (Cost $8,661,291)	8,661,291	$8,661,291

Total Investments at Value - 99.8% (Cost $87,442,546)		$103,711,865

Other Assets in Excess of Liabilities - 0.2%		206,453

Net Assets - 100.0%		$103,918,318

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 57.6%	Shares	Value
Consumer Discretionary - 3.9%
Carnival Corporation	14,605	$969,334
Comcast Corporation - Class A	25,775	1,032,289
General Motors Company	22,490	921,865
McDonald's Corporation	4,020	691,922
VF Corporation	16,585	1,227,290
		4,842,700
Consumer Staples - 6.4%
Altria Group, Inc.	11,550	824,786
Anheuser-Busch InBev S.A./N.V. - ADR	6,815	760,281
Coca-Cola Company (The)	24,090	1,105,249
CVS Health Corporation	17,385	1,260,413
Diageo plc - ADR	11,180	1,632,615
PepsiCo, Inc.	9,290	1,114,057
Philip Morris International, Inc.	10,695	1,129,927
		7,827,328
Energy - 7.7%
Alliance Resource Partners, L.P.	41,785	823,165
Chevron Corporation	6,550	819,995
Dominion Energy Midstream Partners, L.P.	28,225	859,451
Enbridge, Inc.	28,868	1,129,027
Exxon Mobil Corporation	8,250	690,030
Marathon Petroleum Corporation	16,245	1,071,845
MPLX, L.P.	24,535	870,256
Occidental Petroleum Corporation	19,565	1,441,158
Royal Dutch Shell plc - Class B - ADR	24,990	1,706,567
		9,411,494
Financials - 13.7%
Blackstone Group, L.P. (The)	32,295	1,034,086
Brookfield Asset Management, Inc. - Class A	21,960	956,138
Capital One Financial Corporation	20,785	2,069,770
Citigroup, Inc.	24,245	1,804,070
Cohen & Steers, Inc.	23,465	1,109,660
Fairfax Financial Holdings Ltd.	1,740	922,792
FNF Group	41,805	1,640,428
JPMorgan Chase & Company	17,875	1,911,553
Lazard Ltd. - Class A	21,590	1,133,475
Markel Corporation (a)	1,637	1,864,756
Synchrony Financial	30,215	1,166,601
Wells Fargo & Company	19,115	1,159,707
		16,773,036

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 57.6% (Continued)	Shares	Value
Health Care - 5.4%
AmerisourceBergen Corporation	11,500	$1,055,930
Bristol-Myers Squibb Company	21,710	1,330,389
Johnson & Johnson	14,485	2,023,844
Medtronic plc	11,690	943,967
Merck & Company, Inc.	21,840	1,228,937
		6,583,067
Industrials - 5.9%
3M Company	4,155	977,962
Boeing Company (The)	3,465	1,021,863
Delta Air Lines, Inc.	16,345	915,320
Eaton Corporation plc	12,085	954,836
General Electric Company	41,355	721,645
Illinois Tool Works, Inc.	5,795	966,896
Watsco, Inc.	10,085	1,714,853
		7,273,375
Information Technology - 3.1%
Cisco Systems, Inc.	35,465	1,358,310
Microsoft Corporation	16,545	1,415,259
TE Connectivity Ltd.	10,755	1,022,155
		3,795,724
Materials - 2.9%
International Paper Company	19,095	1,106,364
Potash Corporation of Saskatchewan, Inc.	49,580	1,023,827
PPG Industries, Inc.	11,780	1,376,140
		3,506,331
Real Estate - 5.2%
Equity LifeStyle Properties, Inc.	9,710	864,384
Gaming and Leisure Properties, Inc.	25,805	954,785
Lamar Advertising Company - Class A	18,135	1,346,342
Outfront Media, Inc.	34,035	789,612
Tanger Factory Outlet Centers, Inc.	46,095	1,221,979
W.P. Carey, Inc.	17,440	1,201,616
		6,378,718
Telecommunication Services - 0.8%
Verizon Communications, Inc.	17,570	929,980

Utilities - 2.6%
Brookfield Infrastructure Partners, L.P.	24,805	1,111,512
Brookfield Renewable Partners, L.P.	30,790	1,074,879

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 57.6% (Continued)	Shares	Value
Utilities - 2.6% (Continued)
Dominion Energy, Inc.	12,395	$1,004,739
		3,191,130

Total Common Stocks (Cost $60,491,139)		$70,512,883

FIXED RATE CORPORATE BONDS - 26.8%	Par Value	Value
Consumer Discretionary - 3.2%
Amazon.com, Inc., 3.30%, due 12/05/2021	$1,500,000	$1,549,028
Ford Motor Company, 4.346%, due 12/08/2026	1,750,000	1,824,521
Home Depot, Inc. (The), 4.40%, due 04/01/2021	500,000	530,998
		3,904,547
Consumer Staples - 6.3%
Altria Group, Inc., 4.75%, due 05/05/2021	1,500,000	1,608,571
Anheuser-Busch InBev S.A./N.V., 3.30%, due 02/01/2023	1,300,000	1,330,281
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,542,682
PepsiCo, Inc., 2.75%, due 03/05/2022	1,450,000	1,467,278
Sysco Corporation, 2.60%, due 10/01/2020	1,700,000	1,707,289
		7,656,101
Energy - 2.1%
MPLX, L.P., 4.125%, due 03/01/2027	1,250,000	1,280,298
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,250,000	1,294,433
		2,574,731
Financials - 4.6%
Bank of America Corporation, 2.65%, due 04/01/2019	550,000	553,123
BlackRock, Inc., 3.50%, due 03/18/2024	1,400,000	1,455,135
Capital One Financial Corporation, 2.50%, due 05/12/2020	1,750,000	1,747,809
General Motors Financial Company, 5.25%, due 03/01/2026	1,750,000	1,924,317
		5,680,384
Health Care - 2.1%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,304,006
Becton Dickinson & Company, 3.25%, due 11/12/2020	1,250,000	1,267,932
		2,571,938

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 26.8% (Continued)	Par Value	Value
Industrials - 2.3%
Burlington Northern Santa Fe, LLC, 4.70%, due 10/01/2019	$350,000	$364,823
Deere & Company, 4.375%, due 10/16/2019	500,000	519,006
General Electric Capital Corporation, 4.65%, due 10/17/2021	1,000,000	1,076,635
United Technologies Corporation, 4.50%, due 04/15/2020	850,000	891,665
		2,852,129
Information Technology - 3.4%
Apple, Inc., 3.20%, due 05/13/2025	1,000,000	1,020,184
Applied Materials, Inc., 3.30%, due 04/01/2027	1,500,000	1,525,648
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,574,909
		4,120,741
Telecommunication Services - 1.4%
AT&T, Inc., 3.40%, due 08/14/2024	1,000,000	1,005,134
Verizon Communications, Inc.,
3.00%, due 11/01/2021	500,000	505,591
3.50%, due 11/01/2021	200,000	205,949
		1,716,674
Utilities - 1.4%
Southern Company (The), 3.25%, due 07/01/2026	1,750,000	1,716,265

Total Fixed Rate Corporate Bonds (Cost $32,872,115)		$32,793,510

VARIABLE RATE CORPORATE BONDS (b) - 9.6%	Par Value	Value
Financials - 7.3%
American Express Credit Corporation, 2.171% (3MO LIBOR + 78), due 11/05/2018	$1,250,000	$1,256,277
Bank of New York Mellon (The), 1.937% (3MO LIBOR + 56), due 08/01/2018	400,000	400,940
BP Capital Markets plc, 2.263% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,773,489
Goldman Sachs Group, Inc., 2.586% (3MO LIBOR + 117), due 11/15/2021	945,000	958,813
JPMorgan Chase & Company, 2.961% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,546,699
Morgan Stanley, 2.213% (3MO LIBOR + 80), due 02/14/2020	1,250,000	1,254,982

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 9.6% (Continued)	Par Value	Value
Financials - 7.3% (Continued)
Royal Bank of Canada, 1.918% (3MO LIBOR + 54), due 07/30/2018	$471,000	$472,051
Toronto-Dominion Bank (The), 2.203% (3MO LIBOR + 84), due 01/22/2019	500,000	503,735
Wells Fargo & Company, 2.525% (3MO LIBOR + 101), due 12/07/2020	679,000	691,107
		8,858,093
Health Care - 1.2%
Amgen, Inc., 2.046% (3MO LIBOR + 60), due 05/22/2019	1,500,000	1,509,175

Information Technology - 0.6%
Cisco Systems, Inc., 1.965% (3MO LIBOR + 34), due 09/20/2019	670,000	673,955

Telecommunication Services - 0.5%
AT&T, Inc., 2.623% (3MO LIBOR + 93), due 06/30/2020	450,000	455,371
Verizon Communications, Inc., 3.324% (3MO LIBOR + 175), due 09/14/2018	200,000	202,195
		657,566

Total Variable Rate Corporate Bonds (Cost $11,656,036)		$11,698,789

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
iShares MSCI Europe Financials ETF	51,795	$1,207,342
Vanguard FTSE Emerging Markets ETF	27,510	1,262,984
Total Exchange-Traded Funds (Cost $2,317,572)		$2,470,326

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.18% (c) (Cost $3,748,584)	3,748,584	$3,748,584

Total Investments at Value - 99.1% (Cost $111,085,446)		$121,224,092

Other Assets in Excess of Liabilities - 0.9%		1,083,926

Net Assets - 100.0%		$122,308,018

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate securities. The rates shown are the effective interest rates as of December 31, 2017. The benchmark on which the rate is calculated is shown parenthetically.
(c)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$446,579,446	$-	$-	$446,579,446
Exchange-Traded Funds	8,565,141	-	-	8,565,141
Money Market Funds	6,898,598	-	-	6,898,598
Total	$462,043,185	$-	$-	$462,043,185

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$616,054,330	$-	$-	$616,054,330
Exchange-Traded Funds	25,255,683	-	-	25,255,683
Money Market Funds	19,476,546	-	-	19,476,546
Total	$660,786,559	$-	$-	$660,786,559

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$397,856,940	$-	$-	$397,856,940
Money Market Funds	7,761,523	-	-	7,761,523
Total	$405,618,463	$-	$-	$405,618,463

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$95,050,574	$-	$-	$95,050,574
Money Market Funds	8,661,291	-	-	8,661,291
Total	$103,711,865	$-	$-	$103,711,865

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$70,512,883	$-	$-	$70,512,883
Fixed Rate Corporate Bonds	-	32,793,510	-	32,793,510
Variable Rate Corporate Bonds	-	11,698,789	-	11,698,789
Exchange-Traded Funds	2,470,326	-	-	2,470,326
Money Market Funds	3,748,584	-	-	3,748,584
Total	$76,731,793	$44,492,299	$-	$121,224,092

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2017:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$293,639,765	$508,908,033	$313,117,014	$87,536,271	$110,993,759

Gross unrealized appreciation	$172,801,671	$160,366,143	$108,250,165	$19,899,782	$11,583,952
Gross unrealized depreciation	(4,398,251)	(8,487,617)	(15,748,716)	(3,724,188)	(1,353,619)

Net unrealized appreciation	$168,403,420	$151,878,526	$92,501,449	$16,175,594	$10,230,333

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2017, Davenport Equity Opportunities Fund had 30.6% of the value of its net assets invested in common stocks within the Consumer Discretionary sector, Davenport Small Cap Focus Fund had 25.6% of the value of its net assets invested in common stocks within the Industrials sector and Davenport Balanced Income Fund had 26.6% of the value of its net assets invested in common stocks, exchange-traded funds and corporate bonds within the Financials sector.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 10.8%
Ford Motor Company	35,000	$437,150
Kohl's Corporation (a)	13,000	704,990
Nordstrom, Inc. (a)	8,900	421,682
Tapestry, Inc. (a)	11,000	486,530
Target Corporation	9,500	619,875
Williams-Sonoma, Inc. (a)	5,500	284,350
		2,954,577
Consumer Staples - 8.3%
Coca-Cola Company (The) (a)	6,000	275,280
CVS Health Corporation	7,300	529,250
Kellogg Company	4,200	285,516
Procter & Gamble Company (The) (a)	9,000	826,920
Wal-Mart Stores, Inc. (a)	3,700	365,375
		2,282,341
Energy - 12.7%
Chevron Corporation (a)	4,800	600,912
ConocoPhillips (a)	12,000	658,680
Exxon Mobil Corporation	4,500	376,380
Occidental Petroleum Corporation (a)	8,300	611,378
Royal Dutch Shell plc - Class B - ADR	9,500	648,755
Schlumberger Ltd.	8,700	586,293
		3,482,398
Financials - 21.0%
BB&T Corporation	15,500	770,660
JPMorgan Chase & Company (a)	9,100	973,154
KeyCorp (a)	39,940	805,589
MetLife, Inc.	10,200	515,712
People's United Financial, Inc.	25,000	467,500
Prudential Financial, Inc. (a)	6,000	689,880
U.S. Bancorp (a)	14,200	760,836
Wells Fargo & Company	13,000	788,710
		5,772,041
Health Care - 8.7%
Amgen, Inc. (a)	2,400	417,360
Eli Lilly & Company	5,500	464,530
Johnson & Johnson (a)	2,600	363,272
Merck & Company, Inc.	9,400	528,938
Pfizer, Inc.	17,000	615,740
		2,389,840
Industrials - 10.2%
Eaton Corporation plc (a)	8,000	632,080

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.2% (Continued)
Emerson Electric Company (a)	9,000	$627,210
General Electric Company	29,000	506,050
United Parcel Service, Inc. - Class B (a)	3,600	428,940
United Technologies Corporation (a)	4,700	599,579
		2,793,859
Information Technology - 13.4%
Apple, Inc.	2,200	372,306
Cisco Systems, Inc. (a)	20,000	766,000
HP, Inc. (a)	27,500	577,775
Intel Corporation (a)	11,000	507,760
International Business Machines Corporation	5,200	797,784
Microsoft Corporation (a)	4,500	384,930
Western Union Company (The) (a)	14,000	266,140
		3,672,695
Materials - 5.7%
Compass Minerals International, Inc.	4,100	296,225
LyondellBasell Industries N.V. - Class A (a)	6,100	672,952
Nucor Corporation	4,600	292,468
Rio Tinto plc - ADR (a)	5,600	296,408
		1,558,053
Real Estate - 2.2%
Public Storage	1,200	250,800
Ventas, Inc.	6,000	360,060
		610,860
Telecommunication Services - 2.8%
AT&T, Inc.	12,800	497,664
CenturyLink, Inc.	17,000	283,560
		781,224
Utilities - 2.6%
FirstEnergy Corporation	15,000	459,300
PPL Corporation	8,500	263,075
		722,375

Total Common Stocks (Cost $20,137,070)		$27,020,263

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.16% (b) (Cost $733,123)	733,123	$733,123

Total Investments at Value - 101.1% (Cost $20,870,193)		$27,753,386

Liabilities in Excess of Other Assets - (1.1%)		(305,942)

Net Assets - 100.0%		$27,447,444

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF OPEN OPTION CONTRACTS

December 31, 2017 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Amgen, Inc.	10	$173,900	$ 195 .00	01/19/18	$30
Chevron Corporation	20	250,380	115 .00	03/16/18	22,700
Cisco Systems, Inc.	60	229,800	39 .00	06/15/18	9,480
Coca-Cola Company (The)	60	275,280	47 .00	01/19/18	600
ConocoPhillips	60	329,340	55 .00	05/18/18	18,600
Eaton Corporation plc	31	244,931	82 .50	04/20/18	5,332
Emerson Electric Company	50	348,450	65 .00	03/16/18	28,000
HP, Inc.	125	262,625	24 .00	05/18/18	3,250
Intel Corporation	50	230,800	49 .00	04/20/18	6,000
Johnson & Johnson	10	139,720	150 .00	06/15/18	1,470
JPMorgan Chase & Company	10	106,940	110 .00	06/15/18	4,200
KeyCorp	200	403,400	20 .00	01/19/18	12,800
Kohl's Corporation	30	162,690	55 .00	07/20/18	16,800
LyondellBasell Industries N.V. - Class A	30	330,960	97 .50	03/16/18	42,300
LyondellBasell Industries N.V. - Class A	31	341,992	110 .00	06/15/18	21,390
Microsoft Corporation	22	188,188	90 .00	06/15/18	6,270
Nordstrom, Inc.	48	227,424	55 .00	07/20/18	9,312
Occidental Petroleum Corporation	33	243,078	70 .00	06/15/18	18,645
Procter & Gamble Company (The)	45	413,460	95 .00	04/20/18	5,760
Prudential Financial, Inc.	25	287,450	120 .00	03/16/18	5,225
Rio Tinto plc - ADR	56	296,408	50 .00	07/20/18	29,120
Tapestry, Inc.	45	199,035	45 .00	02/16/18	7,290
U.S. Bancorp	70	375,060	55 .00	03/16/18	8,400
United Parcel Service, Inc. - Class B	16	190,640	120 .00	04/20/18	6,640
United Technologies Corporation	25	318,925	125 .00	01/19/18	9,450
Wal-Mart Stores, Inc.	25	246,875	92 .50	06/15/18	22,500

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF OPEN OPTION CONTRACTS (Continued)

COVERED WRITTEN CALL OPTIONS (Continued)	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Western Union Company (The)	140	$266,140	$ 21 .00	05/18/18	$4,900
Williams-Sonoma, Inc.	25	129,250	60 .00	05/18/18	3,125
Total Covered Written Call Options (Premiums $245,832)		$7,213,141			$329,589

ADR - American Depositary Receipt.

The average notional value of written call options during the nine months ended December 31, 2017 was $5,569,978.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 75.8%	Shares	Value
Consumer Discretionary - 7.7%
Bloomin' Brands, Inc.	14,000	$298,760
Ford Motor Company	40,000	499,600
Kohl's Corporation (a)	15,000	813,450
Tapestry, Inc. (a)	11,000	486,530
Target Corporation	9,500	619,875
		2,718,215
Consumer Staples - 4.3%
CVS Health Corporation	7,500	543,750
PepsiCo, Inc.	2,500	299,800
Wal-Mart Stores, Inc. (a)	7,000	691,250
		1,534,800
Energy - 10.0%
Chevron Corporation	5,000	625,950
ConocoPhillips	11,000	603,790
Devon Energy Corporation	11,000	455,400
Occidental Petroleum Corporation	8,200	604,012
Royal Dutch Shell plc - Class B - ADR	10,000	682,900
Schlumberger Ltd.	8,000	539,120
		3,511,172
Financials - 19.4%
Bank of America Corporation	45,000	1,328,400
Bank of New York Mellon Corporation (The)	13,500	727,110
Capital One Financial Corporation	6,000	597,480
JPMorgan Chase & Company	12,000	1,283,280
KeyCorp	16,320	329,175
Lincoln National Corporation	14,000	1,076,180
MetLife, Inc.	15,000	758,400
Travelers Companies, Inc. (The)	5,500	746,020
		6,846,045
Health Care - 5.9%
Eli Lilly & Company	6,000	506,760
Johnson & Johnson	2,000	279,440
Merck & Company, Inc.	10,000	562,700
Pfizer, Inc.	20,000	724,400
		2,073,300
Industrials - 6.8%
Eaton Corporation plc	7,200	568,872
FedEx Corporation	1,700	424,218
General Electric Company	25,000	436,250
Ingersoll-Rand plc	4,700	419,193

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.8% (Continued)	Shares	Value
Industrials - 6.8% (Continued)
United Technologies Corporation	4,200	$535,794
		2,384,327
Information Technology - 15.1%
Apple, Inc. (a)	7,800	1,319,994
Cisco Systems, Inc. (a)	27,000	1,034,100
HP, Inc. (a)	20,000	420,200
International Business Machines Corporation	5,200	797,784
Microsoft Corporation (a)	10,000	855,400
Nokia Corporation - ADR	67,000	312,220
Western Union Company (The) (a)	30,000	570,300
		5,309,998
Materials - 2.7%
Freeport-McMoRan, Inc. (b)	11,000	208,560
Mosaic Company (The)	8,000	205,280
Nucor Corporation	4,500	286,110
Rio Tinto plc - ADR	4,500	238,185
		938,135
Real Estate - 0.8%
Ventas, Inc.	4,500	270,045

Telecommunication Services - 1.6%
AT&T, Inc.	8,000	311,040
CenturyLink, Inc.	15,000	250,200
		561,240
Utilities - 1.5%
FirstEnergy Corporation	8,000	244,960
PPL Corporation	9,000	278,550
		523,510

Total Common Stocks (Cost $16,785,085)		$26,670,787

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%	Par Value	Value
Federal National Mortgage Association - 1.4%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$490,045

CORPORATE BONDS - 12.2%	Par Value	Value
Consumer Discretionary - 1.4%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$493,690

Energy - 2.9%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	500,768
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	521,148
		1,021,916
Financials - 4.3%
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	503,291
Unum Group, 3.00%, due 05/15/2021	500,000	503,491
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	516,280
		1,523,062
Industrials - 2.2%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	750,732

Utilities - 1.4%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	504,396

Total Corporate Bonds (Cost $4,265,275)		$4,293,796

CLOSED-END FUNDS - 0.8%	Shares	Value
Prudential Short Duration High Yield Fund, Inc. (Cost $291,069)	20,000	$295,400

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.16% (c)	3,457,232	$3,457,232
First American Government Obligations Fund - Class Z, 1.15% (c)	32,276	32,276
Total Money Market Funds (Cost $3,489,508)		$3,489,508

Total Investments at Value - 100.1% (Cost $25,330,937)		$35,239,536

Liabilities in Excess of Other Assets - (0.1%)		(51,911)

Net Assets - 100.0%		$35,187,625

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF OPEN OPTION CONTRACTS

December 31, 2017 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Apple, Inc.	16	$270,768	$165 .00	01/19/18	$9,200
Apple, Inc.	14	236,922	190 .00	04/20/18	2,828
Cisco Systems, Inc.	60	229,800	39 .00	06/15/18	9,480
HP, Inc.	100	210,100	24 .00	05/18/18	2,600
Kohl's Corporation	50	271,150	55 .00	07/20/18	28,000
Microsoft Corporation	30	256,620	90 .00	06/15/18	8,550
Tapestry, Inc.	40	176,920	45 .00	02/16/18	6,480
Wal-Mart Stores, Inc.	15	148,125	100 .00	06/15/18	6,750
Western Union Company (The)	15	28,515	21 .00	05/18/18	525
Total Covered Written Call Options (Premiums $60,883)		$1,828,920			$74,413

The average notional value of written call options during the nine months ended December 31, 2017 was $942,471.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including U.S. government agency obligations and corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2017 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$27,020,263	$-	$-	$27,020,263
Money Market Funds	733,123	-	-	733,123
Total	$27,753,386	$-	$-	$27,753,386

Other Financial Instruments:
Covered Written Call Options	$(329,589)	$-	$-	$(329,589)
Total	$(329,589)	$-	$-	$(329,589)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,670,787	$-	$-	$26,670,787
U.S. Government Agency Obligations	-	490,045	-	490,045
Corporate Bonds	-	4,293,796	-	4,293,796
Closed-End Funds	295,400	-	-	295,400
Money Market Funds	3,489,508	-	-	3,489,508
Total	$30,455,695	$4,783,841	$-	$35,239,536

Other Financial Instruments:
Covered Written Call Options	$(74,413)	$-	$-	$(74,413)
Total	$(74,413)	$-	$-	$(74,413)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities held in the Funds as of December 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2017:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund
Tax cost of portfolio investments and written options contracts	$20,624,361	$25,270,054

Gross unrealized appreciation	$7,228,375	$10,385,175
Gross unrealized depreciation	(428,939)	(490,106)

Net unrealized appreciation	$6,799,436	$9,895,069

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 9.5%
BorgWarner, Inc.	8,000	$408,720
Comcast Corporation - Class A	41,000	1,642,050
Home Depot, Inc. (The)	6,500	1,231,945
Lowe's Companies, Inc.	8,000	743,520
McDonald's Corporation	5,000	860,600
NIKE, Inc. - Class B	11,000	688,050
NVR, Inc. (a)	100	350,822
Vail Resorts, Inc.	1,000	212,470
		6,138,177
Consumer Staples - 4.0%
Coca-Cola Company (The)	12,000	550,560
Kraft Heinz Company (The)	1,378	107,153
McCormick & Company, Inc.	7,000	713,370
Mondelēz International, Inc. - Class A	3,736	159,901
Procter & Gamble Company (The)	6,000	551,280
Wal-Mart Stores, Inc.	5,000	493,750
		2,576,014
Energy - 5.3%
Andeavor	1,500	171,510
Enbridge, Inc.	22,664	886,389
Marathon Petroleum Corporation	7,000	461,860
Pioneer Natural Resources Company	7,500	1,296,375
Royal Dutch Shell plc - Class A - ADR	2,000	133,420
Valero Energy Corporation	5,500	505,505
		3,455,059
Financials - 14.7%
Aflac, Inc.	11,565	1,015,176
BB&T Corporation	2,000	99,440
Berkshire Hathaway, Inc. - Class B (a)	4,000	792,880
Brookfield Asset Management, Inc. - Class A	33,500	1,458,590
CME Group, Inc.	8,500	1,241,425
Intercontinental Exchange, Inc.	20,000	1,411,200
JPMorgan Chase & Company	29,000	3,101,260
Toronto-Dominion Bank (The)	6,000	351,480
		9,471,451
Health Care - 9.6%
Abbott Laboratories	9,000	513,630
AbbVie, Inc.	11,500	1,112,165
Bio-Techne Corporation	9,000	1,165,950
Cardinal Health, Inc.	7,000	428,890
Centene Corporation (a)	7,000	706,160
Cerner Corporation (a)	8,000	539,120
Henry Schein, Inc. (a)	9,000	628,920
Pfizer, Inc.	24,000	869,280

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Health Care - 9.6% (Continued)
Regeneron Pharmaceuticals, Inc. (a)	670	$251,893
		6,216,008
Industrials - 12.2%
Emerson Electric Company	13,000	905,970
General Dynamics Corporation	5,200	1,057,940
Honeywell International, Inc.	10,000	1,533,600
Lockheed Martin Corporation	7,500	2,407,875
United Parcel Service, Inc. - Class B	2,000	238,300
United Technologies Corporation	13,500	1,722,195
		7,865,880
Information Technology - 26.4%
Accenture plc - Class A	9,500	1,454,355
Alphabet, Inc. - Class A (a)	800	842,720
Alphabet, Inc. - Class C (a)	1,302	1,362,413
Apple, Inc.	20,000	3,384,600
Facebook, Inc. - Class A (a)	5,300	935,238
Intel Corporation	5,000	230,800
MasterCard, Inc. - Class A	2,350	355,696
Microsoft Corporation	11,000	940,940
NVIDIA Corporation	9,500	1,838,250
Oracle Corporation	4,000	189,120
TE Connectivity Ltd.	12,000	1,140,480
Tencent Holdings Ltd. - ADR	6,000	311,520
Texas Instruments, Inc.	12,000	1,253,280
Visa, Inc. - Class A	18,700	2,132,174
Western Digital Corporation	9,000	715,770
		17,087,356
Materials - 7.1%
Albemarle Corporation	8,500	1,087,065
DowDuPont, Inc.	11,000	783,420
Ecolab, Inc.	6,000	805,080
Packaging Corporation of America	2,000	241,100
Praxair, Inc.	5,000	773,400
Vulcan Materials Company	7,000	898,590
		4,588,655
Real Estate - 1.8%
Mid-America Apartment Communities, Inc.	11,394	1,145,781

Utilities - 2.5%
Duke Energy Corporation	8,250	693,907
WEC Energy Group, Inc.	14,000	930,020
		1,623,927

Total Common Stocks (Cost $30,746,253)		$60,168,308

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
Schwab Emerging Markets Equity ETF	18,600	$519,684
Vanguard FTSE Emerging Markets ETF	11,700	537,147
Vanguard Mid-Cap ETF	14,350	2,221,093
Total Exchange-Traded Funds (Cost $1,776,828)		$3,277,924

MONEY MARKET FUNDS - 1.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.14% (b) (Cost $1,224,897)	1,224,897	$1,224,897

Total Investments at Value - 100.1% (Cost $33,747,978)		$64,671,129

Liabilities in Excess of Other Assets - (0.1%)		(75,046)

Net Assets - 100.0%		$64,596,083

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value
Consumer Discretionary - 8.2%
Cracker Barrel Old Country Store, Inc.	1,500	$238,335
Gildan Activewear, Inc.	14,400	465,120
Hasbro, Inc.	7,000	636,230
Leggett & Platt, Inc.	7,000	334,110
NVR, Inc. (a)	200	701,644
Service Corporation International	17,200	641,904
Tiffany & Company	3,475	361,226
Vail Resorts, Inc.	1,600	339,952
VF Corporation	4,700	347,800
		4,066,321
Consumer Staples - 2.4%
Church & Dwight Company, Inc.	9,000	451,530
Energizer Holdings, Inc.	5,000	239,900
J.M. Smucker Company (The)	1,500	186,360
Tyson Foods, Inc. - Class A	4,000	324,280
		1,202,070
Energy - 3.5%
Andeavor	1,740	198,952
Oil States International, Inc. (a)	8,000	226,400
ONEOK, Inc.	11,000	587,950
Patterson-UTI Energy, Inc.	24,000	552,240
RSP Permian, Inc. (a)	4,000	162,720
		1,728,262
Financials - 18.3%
Alleghany Corporation (a)	865	515,618
American Financial Group, Inc.	7,600	824,904
Arthur J. Gallagher & Company	9,250	585,340
Bank of Hawaii Corporation	4,000	342,800
Berkley (W.R.) Corporation	7,450	533,792
Brown & Brown, Inc.	10,000	514,600
CME Group, Inc.	5,735	837,597
Cohen & Steers, Inc.	5,000	236,450
Cullen/Frost Bankers, Inc.	6,000	567,900
Eaton Vance Corporation	13,000	733,070
Intercontinental Exchange, Inc.	11,000	776,160
Nasdaq, Inc.	11,000	845,130
Old Republic International Corporation	24,400	521,672
ProAssurance Corporation	8,000	457,200
SEI Investments Company	10,500	754,530
		9,046,763
Health Care - 11.4%
Bio-Rad Laboratories, Inc. - Class A (a)	1,300	310,271
Bio-Techne Corporation	5,000	647,750
Centene Corporation (a)	6,000	605,280
Charles River Laboratories International, Inc. (a)	4,500	492,525

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Chemed Corporation	3,000	$729,060
Computer Programs & Systems, Inc.	3,000	90,150
Henry Schein, Inc. (a)	7,000	489,160
Laboratory Corporation of America Holdings (a)	2,574	410,579
ResMed, Inc.	6,000	508,140
Teleflex, Inc.	3,950	982,839
Waters Corporation (a)	2,000	386,380
		5,652,134
Industrials - 12.7%
AMETEK, Inc.	2,350	170,305
C.H. Robinson Worldwide, Inc.	4,000	356,360
Donaldson Company, Inc.	13,000	636,350
Expeditors International of Washington, Inc.	8,000	517,520
Fastenal Company	10,000	546,900
Graco, Inc.	21,000	949,620
Jacobs Engineering Group, Inc.	6,475	427,091
L3 Technologies, Inc.	3,000	593,550
MSC Industrial Direct Company, Inc. - Class A	6,000	579,960
Pentair plc	2,900	204,798
Snap-on, Inc.	1,475	257,092
Waste Connections, Inc.	10,500	744,870
Woodward, Inc.	4,150	317,641
		6,302,057
Information Technology - 18.0%
Analog Devices, Inc.	3,671	326,829
ANSYS, Inc. (a)	3,500	516,565
Arrow Electronics, Inc. (a)	10,100	812,141
Broadridge Financial Solutions, Inc.	3,500	317,030
DST Systems, Inc.	10,200	633,114
Harris Corporation	6,000	849,900
Jack Henry & Associates, Inc.	7,700	900,592
Lam Research Corporation	7,200	1,325,304
Microchip Technology, Inc.	6,000	527,280
National Instruments Corporation	12,000	499,560
NVIDIA Corporation	6,500	1,257,750
Tech Data Corporation (a)	3,500	342,895
Western Digital Corporation	1,693	134,644
Xilinx, Inc.	7,000	471,940
		8,915,544
Materials - 7.8%
Albemarle Corporation	6,700	856,863
Ashland Global Holdings, Inc.	6,000	427,200
Berry Global Group, Inc. (a)	2,000	117,340
Graphic Packaging Holding Company	5,000	77,250
Martin Marietta Materials, Inc.	3,000	663,120
Packaging Corporation of America	6,000	723,300

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Materials - 7.8% (Continued)
Scotts Miracle-Gro Company (The)	2,500	$267,475
Steel Dynamics, Inc.	12,000	517,560
Valvoline, Inc.	8,236	206,394
		3,856,502
Real Estate - 3.0%
Mid-America Apartment Communities, Inc.	15,000	1,508,400

Utilities - 2.9%
AmeriGas Partners, L.P.	6,500	300,495
ONE Gas, Inc.	500	36,630
SCANA Corporation	8,530	339,323
Vectren Corporation	11,600	754,232
		1,430,680

Total Common Stocks (Cost $20,258,692)		$43,708,733

EXCHANGE-TRADED FUNDS - 8.4%	Shares	Value
Guggenheim Mid-Cap Core ETF	17,100	$1,121,247
Schwab International Small-Cap Equity ETF	24,000	879,120
Vanguard FTSE All World Ex-US Small-Cap ETF	8,600	1,025,378
Vanguard Mid-Cap ETF	7,350	1,137,633
Total Exchange-Traded Funds (Cost $2,919,921)		$4,163,378

MONEY MARKET FUNDS - 3.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.14% (b) (Cost $1,881,046)	1,881,046	$1,881,046

Total Investments at Value - 100.4% (Cost $25,059,659)		$49,753,157

Liabilities in Excess of Other Assets - (0.4%)		(178,834)

Net Assets - 100.0%		$49,574,323

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.1%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$541,448
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
3.75%, due 02/01/2018	190,000	190,340
3.75%, due 02/01/2018, ETM	10,000	10,018
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	566,881
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	468,328
5.00%, due 08/01/2024	500,000	598,140
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	382,189
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	305,031
5.00%, due 04/01/2024	500,000	582,520
Athens, AL, Water & Sewer, Rev.,
3.50%, due 05/01/2023	350,000	374,934
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	319,615
5.00%, due 06/01/2020	350,000	377,254
5.00%, due 06/01/2021	200,000	221,570
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	202,946
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	510,055
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	206,726
Birmingham, AL, Waterworks Board, Water Rev.,
3.625%, due 07/01/2018	250,000	252,682
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	290,032
Cullman, AL, Board of Education Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	325,127
Daphne, AL, GO, Warrants,
2.10%, due 04/01/2023	400,000	402,248

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.1% (Continued)	Par Value	Value
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	$500,000	$510,800
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	470,270
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	583,366
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	724,832
4.00%, due 11/01/2019	225,000	234,520
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	491,371
Huntsville, AL, GO,
5.00%, due 11/01/2024	265,000	318,305
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2018	500,000	508,450
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	791,277
Huntsville, AL, Series C, GO, School Warrants,
5.00%, due 11/01/2023	400,000	470,748
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	546,030
Huntsville, AL, Series E, GO, Warrants,
5.00%, due 11/01/2022	240,000	275,954
Lee Co., AL, Board of Education Warrants, Rev.,
4.00%, due 02/01/2025	500,000	561,470
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	572,124
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	221,184
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	595,560
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	499,196
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	440,875
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	601,931

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.1% (Continued)	Par Value	Value
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	$250,000	$295,772
Mobile, AL, Board of Water and Sewer, Rev.,
5.00%, due 01/01/2025	500,000	572,495
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	500,715
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	234,153
Morgan Co., AL, Board of Education, Capital Outlay Warrants, Rev.,
4.00%, due 03/01/2019	165,000	169,612
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	308,367
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	421,583
Northport, AL, GO, Warrants,
3.00%, due 09/01/2024	385,000	406,183
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2018	215,000	216,367
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	200,406
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	455,744
Russellville, AL, Rev.,
3.00%, due 03/01/2025	475,000	492,494
Shelby Co., AL, Special Tax, School Warrants,
3.00%, due 02/01/2023	300,000	313,527
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	321,144
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	423,080
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	522,560

THE ALABAMA TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.1% (Continued)	Par Value	Value
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	$515,000	$516,051
4.00%, due 02/01/2021	500,000	533,250
4.00%, due 02/01/2025	500,000	567,450
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	240,305

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $24,283,096)		$24,257,605

MONEY MARKET FUNDS - 4.3%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.15% (a) (Cost $1,089,093)	1,089,093	$1,089,093

Total Investments at Value - 101.4% (Cost $25,372,189)		$25,346,698

Liabilities in Excess of Other Assets - (1.4%)		(357,578)

Net Assets - 100.0%		$24,989,120

ETM - Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$60,168,308	$-	$-	$60,168,308
Exchange-Traded Funds	3,277,924	-	-	3,277,924
Money Market Funds	1,224,897	-	-	1,224,897
Total	$64,671,129	$-	$-	$64,671,129

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$43,708,733	$-	$-	$43,708,733
Exchange-Traded Funds	4,163,378	-	-	4,163,378
Money Market Funds	1,881,046	-	-	1,881,046
Total	$49,753,157	$-	$-	$49,753,157

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$24,257,605	$-	$24,257,605
Money Market Funds	1,089,093	-	-	1,089,093
Total	$1,089,093	$24,257,605	$-	$25,346,698

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Security Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2017:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$33,747,978	$25,036,871	$25,372,189

Gross unrealized appreciation	$30,955,004	$24,795,424	$90,173
Gross unrealized depreciation	(31,853)	(79,138)	(115,664)
Net unrealized appreciation (depreciation)	$30,923,151	$24,716,286	$(25,491)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. The “book/tax” differences are temporary in nature and are primarily due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the State of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2017, The Government Street Equity Fund had 26.4% of the value of its net assets invested in common stocks within the Information Technology sector.

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Consumer Discretionary - 16.1%
Amazon.com, Inc. (a)	750	$877,102
BorgWarner, Inc.	10,955	559,691
Comcast Corporation - Class A	18,000	720,900
Dollar Tree, Inc. (a)	7,000	751,170
Home Depot, Inc. (The)	3,355	635,873
Lennar Corporation - Class A	12,500	790,500
Lennar Corporation - Class B	260	13,437
Lowe's Companies, Inc.	8,950	831,813
Priceline Group, Inc. (The) (a)	235	408,369
TJX Companies, Inc. (The)	7,700	588,742
		6,177,597
Consumer Staples - 5.0%
J.M. Smucker Company (The)	2,800	347,872
PepsiCo, Inc.	6,000	719,520
Wal-Mart Stores, Inc.	8,700	859,125
		1,926,517
Energy - 7.4%
Chevron Corporation	8,000	1,001,520
Exxon Mobil Corporation	6,000	501,840
Hess Corporation	13,500	640,845
Total S.A. - ADR	12,655	699,569
		2,843,774
Financials - 17.1%
Ameriprise Financial, Inc.	5,200	881,244
Chubb Limited	2,500	365,325
Discover Financial Services	13,700	1,053,804
Invesco Limited	18,000	657,720
JPMorgan Chase & Company	11,500	1,229,810
KeyCorp	38,500	776,545
Morgan Stanley	15,700	823,779
PNC Financial Services Group, Inc. (The)	5,500	793,595
		6,581,822
Health Care - 12.6%
Aetna, Inc.	4,700	847,833
Allergan plc	2,200	359,876
Amgen, Inc.	2,500	434,750
Gilead Sciences, Inc.	7,800	558,792
McKesson Corporation	2,600	405,470
Merck & Company, Inc.	11,000	618,970
Thermo Fisher Scientific, Inc.	4,200	797,496

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Health Care - 12.6% (Continued)
UnitedHealth Group, Inc.	3,650	$804,679
		4,827,866
Industrials - 9.9%
Delta Air Lines, Inc.	14,500	812,000
Eaton Corporation plc	9,660	763,237
General Electric Company	22,700	396,115
Nielsen Holdings plc	11,000	400,400
Norfolk Southern Corporation	4,300	623,070
United Technologies Corporation	6,300	803,691
		3,798,513
Information Technology - 24.2%
Alphabet, Inc. - Class A (a)	950	1,000,730
Alphabet, Inc. - Class C (a)	900	941,760
Apple, Inc.	9,500	1,607,685
Cisco Systems, Inc.	23,500	900,050
eBay, Inc. (a)	12,500	471,750
Intel Corporation	19,000	877,040
International Business Machines Corporation	2,500	383,550
Microsoft Corporation	9,500	812,630
Oracle Corporation	15,300	723,384
QUALCOMM, Inc.	11,600	742,632
TE Connectivity Limited	8,700	826,848
		9,288,059
Materials - 2.0%
Eastman Chemical Company	8,500	787,440

Real Estate - 1.9%
American Tower Corporation	5,220	744,737

Total Common Stocks (Cost $20,844,259)		$36,976,325

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	6,450	$366,941
Vanguard Information Technology ETF	3,800	625,974
Total Exchange-Traded Funds (Cost $801,097)		$992,915

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.16% (b) (Cost $550,175)	550,175	$550,175

Total Investments at Value - 100.2% (Cost $22,195,531)		$38,519,415

Liabilities in Excess of Other Assets - (0.2%)		(94,172)

Net Assets - 100.0%		$38,425,243

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.7%	Par Value	Value
Albemarle Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2026	$350,000	$430,605
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2024	250,000	281,215
5.00%, due 01/01/2025	460,000	545,588
4.00%, due 01/01/2030	400,000	456,360
Fairfax Co., Virginia, Economic Dev., Revenue,
1.70%, due 12/01/2033 (a)	350,000	350,000
1.64%, due 12/01/2033 (a)	350,000	350,000
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022,
prerefunded 05/15/2019 @ 100	750,000	784,845
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030,
prerefunded 07/15/2021 @ 100	250,000	273,545
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	565,960
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 07/01/2026	500,000	599,690
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027,
prerefunded 01/01/2021 @ 100	400,000	438,872
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	566,840
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	400,022
Henrico Co., Virginia, Public Improvements, GO,
5.00%, due 08/01/2027	350,000	440,408
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020,
prerefunded 05/01/2019 @ 100	350,000	365,802
5.00%, due 05/01/2022,
prerefunded 05/01/2019 @ 100	430,000	449,415
James City, Virginia, Water & Sewer, Revenue,
5.00%, due 01/15/2026	250,000	306,233

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.7% (Continued)	Par Value	Value
Louisa, Virginia, Industrial Dev. Authority, Pollution Control, Revenue,
2.15%, due 11/01/2035	$200,000	$201,394
Lynchburg, Virginia, GO,
5.00%, due 08/01/2024	310,000	372,124
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	658,369
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	262,730
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	424,998
Norfolk, Virginia, Series A, GO,
5.00%, due 10/01/2026	200,000	246,826
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	475,836
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	541,245
Rappahannock, Virginia, Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	356,721
Richmond, Virginia, Public Utility, Revenue,
4.00%, due 01/15/2018	400,000	400,348
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	466,436
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	331,725
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	462,788
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	457,564
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	400,000	452,124
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	253,710

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.7% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$160,000	$168,354
5.00%, due 07/01/2027	350,000	426,002
Virginia Beach, Virginia, Dev. Authority, Series A, Revenue,
5.00%, due 11/01/2020	300,000	326,604
Virginia Beach, Virginia, GO,
5.00%, due 03/01/2023	300,000	348,069
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	262,097
Virginia Beach, Virginia, Public Improvement, Series A, GO,
4.00%, due 04/01/2027	205,000	222,995
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	542,740
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	259,882
4.00%, due 09/01/2026	500,000	548,020
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2025	375,000	451,474
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	564,000
5.00%, due 03/15/2025	500,000	577,460
Virginia Commonwealth University Health System, Revenue,
5.00%, due 07/01/2031	400,000	479,192
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	200,000	208,088
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2029	400,000	492,356
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	569,055
5.00%, due 07/15/2026	300,000	354,861

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.7% (Continued)	Par Value	Value
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	$500,000	$510,170
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	500,000	529,475
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	405,000	416,506
5.00%, due 11/01/2024	60,000	61,730
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	35,000	35,994
5.00%, due 11/01/2024	150,000	172,397
Washington Co., Virginia, Revenue,
4.00%, due 12/01/2025	350,000	398,779
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	291,460
Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	149,049
4.00%, due 09/01/2029	250,000	285,692

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,216,421)		$23,622,839

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $501,049)	$500,000	$512,895

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Value
VanEck Vectors AMT-Free Intermediate Municipal Index ETF (Cost $347,250)	14,000	$336,980

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 1.16% (b) (Cost $189,921)	189,921	$189,921

Total Investments at Value - 98.9% (Cost $24,254,641)		$24,662,635

Other Assets in Excess of Liabilities - 1.1%		276,723

Net Assets - 100.0%		$24,939,358

(a)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2017. The weekly rate for each succeeding interest period during a weekly rate mode shall be established by the respective remarketing agents on the business day preceding the first day of such interest period and shall be the lowest rate of interest which will, in the sole judgement of the respective remarketing agents having due regard for prevailing financial market conditions, permit the bonds to be remarketed at par on the first day of such interest period.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service pursuant to the Funds’ pricing policies. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including, among other factors, bid and ask quotations, prices of similar securities, and interest rates.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$36,976,325	$-	$-	$36,976,325
Exchange-Traded Funds	992,915	-	-	992,915
Money Market Funds	550,175	-	-	550,175
Total	$38,519,415	$-	$-	$38,519,415

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Revenue and General Obligation
Municipal Bonds	$-	$24,135,734	$-	$24,135,734
Exchange-Traded Funds	336,980	-	-	336,980
Money Market Funds	189,921	-	-	189,921
Total	$526,901	$24,135,734	$-	$24,662,635

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type. As of December 31, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2017:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$22,271,570	$24,254,641

Gross unrealized appreciation	$16,494,969	$444,422
Gross unrealized depreciation	(247,124)	(36,428)
Net unrealized appreciation	$16,247,845	$407,994

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth of Virginia or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Bo J. Howell
Bo J. Howell, Secretary

Date	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	March 1, 2018

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	March 1, 2018

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	March 1, 2018

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	March 1, 2018

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	March 1, 2018

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	March 1, 2018

*	Print the name and title of each signing officer under his or her signature.